SCHEDULE OF DEPOSITS AND OTHER RECEIVABLES (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
Deposits				$ 73,754	$ 133,354
Other receivables				15,531	322,784
Other Receivables Gross				89,285	456,138
Less: allowance for credit losses				(5,000)
Other Receivables Net			$ 10,899	84,285	456,138
Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
Deposits		$ 37,754		73,754
Other receivables		39,845		15,531
Other Receivables Gross		77,599		89,285
Less: allowance for credit losses		(5,000)		(5,000)
Other Receivables Net	$ 9,284	$ 72,599		$ 84,285